Cambria Trinity ETF
Schedule of Investments
January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
Alpha Architect 1-3 Month Box ETF (a)	5,602	$646,751
Cambria Chesapeake Pure Trend ETF (a)(b)	294,519	5,189,425
Cambria Emerging Shareholder Yield ETF (b)(c)	192,459	8,062,107
Cambria Foreign Shareholder Yield ETF (b)(c)	308,303	10,907,760
Cambria Global Real Estate ETF (b)(c)	204,542	5,199,417
Cambria Global Value ETF (b)(c)	309,883	10,780,830
Cambria LargeCap Shareholder Yield ETF (b)	45,117	1,304,057
Cambria Micro and SmallCap Shareholder Yield ETF (b)(c)	138,107	3,971,944
Cambria Shareholder Yield ETF (b)(c)	35,880	2,637,180
Cambria Tactical Yield ETF (b)	307,671	7,767,154
Cambria Value and Momentum ETF (b)(c)	290,466	10,192,452
Graniteshares Gold Trust (a)(c)	55,144	2,631,472
Grizzle Growth ETF	54,123	2,698,373
iMGP DBi Managed Futures Strategy ETF	90,003	2,627,188
Invesco DB Base Metals Fund (c)	109,182	2,620,368
Invesco DB Precious Metals Fund (c)	21,836	2,531,884
iShares Global Consumer Discretionary ETF	12,650	2,618,929
iShares Global Financials ETF	21,598	2,628,909
iShares Global Industrials ETF	14,041	2,636,759
iShares Global Tech ETF	24,744	2,650,825
iShares Global Utilities ETF	32,473	2,648,501
JPMorgan USD Emerging Markets Sovereign Bond ETF (b)(c)(d)	96,528	3,903,476
Schwab US TIPS ETF	97,741	2,603,820
Simplify Managed Futures Strategy ETF	92,997	2,608,566
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (c)	170,140	5,311,771
SPDR FTSE International Government Inflation-Protected Bond ETF	64,689	2,632,842
VanEck Bitcoin Trust (a)	25,557	605,701
VanEck Gold Miners ETF (c)	25,347	2,387,687
VanEck J.P. Morgan EM Local Currency Bond ETF (c)	149,302	3,926,643
Vanguard FTSE All World ex-US Small-Cap ETF (c)	17,445	2,660,362
Vanguard Intermediate-Term Treasury ETF	147,272	8,821,593
Vanguard Total Bond Market ETF	34,962	2,595,229
TOTAL EXCHANGE TRADED FUNDS (Cost $111,176,569)		131,009,975

SHORT-TERM INVESTMENTS - 12.4%	Shares	Value
Investments Purchases with Proceeds from Securities Lending – 12.2%
First American Government Obligations Fund - Class X, 3.61% (e)	15,989,689	15,989,689

Money Market Funds – 0.2%
First American Treasury Obligations Fund - Class X, 3.60% (e)	255,857	255,857
TOTAL SHORT-TERM INVESTMENTS (Cost $16,245,546)		16,245,546

TOTAL INVESTMENTS - 112.2% (Cost $127,422,115)		147,255,521
Liabilities in Excess of Other Assets - (12.2)%		(15,969,665)
TOTAL NET ASSETS - 100.0%		$131,285,856

Percentages are stated as a percent of net assets.

EM – Emerging Markets FTSE – Financial Times Stock Exchange SPDR – Standard & Poor’s Depositary Receipt TIPS – Treasury Inflation Protected Security

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $14,891,008.
(d)	Affiliated investment due to the Fund holding more than 5% of the outstanding shares.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria Trinity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$131,009,975	$–	$–	$131,009,975
Investments Purchased with Proceeds from Securities Lending	15,989,689	–	–	15,989,689
Money Market Funds	255,857	–	–	255,857
Total Investments	$147,255,521	$–	$–	$147,255,521

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with affiliated companies during the period ended January 31, 2026, were as follows:

Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of January 31, 2026	Share Balance as of January 31, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Chesapeake Pure Trend ETF	$4,317,181	$2,555,400	$(2,326,982)	$5,189,425	294,519	$-	$1,244,626	$(600,800)
Cambria Emerging Shareholder Yield ETF	4,378,334	2,412,398	(567,728)	8,062,107	192,459	401,136	1,764,466	74,637
Cambria Foreign Shareholder Yield ETF	6,578,678	2,252,358	(172,647)	10,907,760	308,303	335,128	2,206,826	42,545
Cambria Global Real Estate ETF	4,341,037	688,199	(173,293)	5,199,417	204,542	218,243	340,179	3,295
Cambria Global Value ETF	6,572,591	2,527,584	(1,096,918)	10,780,830	309,883	266,311	2,598,782	178,791
Cambria LargeCap Shareholder Yield ETF	1,111,512	65,778	(68,434)	1,304,057	45,117	27,241	193,058	2,143
Cambria Micro and SmallCap Shareholder Yield ETF	1,093,384	2,475,605	(71,458)	3,971,944	138,107	24,000	469,683	4,730
Cambria Shareholder Yield ETF	2,180,445	132,588	(146,756)	2,637,180	35,880	37,038	456,936	13,967
Cambria Tactical Yield ETF	8,657,211	3,513,477	(4,372,345)	7,767,154	307,671	166,582	(17,385)	(13,804)
Cambria Value and Momentum ETF	8,551,701	524,536	(694,256)	10,192,452	290,466	45,956	1,736,077	74,394
JPMorgan USD Emerging Markets Sovereign Bond ETF	3,261,334	549,505	(116,065)	3,903,476	96,528	159,193	206,451	2,251
	$51,043,408	$17,697,428	$(9,806,882)	$69,915,802	2,223,475	$1,680,828	$11,199,699	$(217,851)

Investments no longer affiliated as of January 31, 2026:
Security Name	Market Value as of April 30, 2025	Purchases	Sales	Market Value as of January 31, 2026	Share Balance as of January 31, 2026	Dividend Income	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
Cambria Tail Risk ETF	$2,141,983	$-	$(1,979,260)	$-	-	$18,475	$23,501	$(186,224)
	$2,141,983	$-	$(1,979,260)	$-	-	$18,475	$23,501	$(186,224)
Grand Total	$53,185,391	$17,697,428	$(11,786,142)	$69,915,802	2,223,475	$1,699,303	$11,223,200	$(404,075)